Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of lease expense
	Year ended December 31,
	2022	2023	2024
	(in thousands)
Components of lease expenses
Operating lease cost	$3,318	$3,833	$4,665
Short-term lease, and variable lease cost	462	861	997
Total lease expenses	$3,780	$4,694	$5,662

Schedule of supplemental cash flow information related to leases
	Year ended December 31,
	2022	2023	2024
	(in thousands)
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,212	$3,391	$4,316

Schedule of maturities of lease liabilities
(in thousands)
Year Ending December 31,
2025	$4,430
2026	4,754
2027	5,187
2028	4,918
2029	3,864
Thereafter	4,997
Total operating lease payments	$28,150
Less: imputed interest	(3,293)
Total	$24,857